Private Placement	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Private Placement Disclosure [Abstract]
PRIVATE PLACEMENT

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 2,575,000 Private Warrants at a purchase price of $1.00 per Private Warrant from the Company in a private placement, for an aggregate purchase price of $2,575,000. As a result of the underwriters’ election to exercise their over-allotment option in full on December 18, 2019, the Sponsor purchased an additional 236,250 Private Warrants at a purchase price of $1.00 per Private Warrant, for an aggregate purchase price of $236,250. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. Each Private Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.

NOTE 5. PRIVATE PLACEMENT

Simultaneously with the closing of the Initial Public Offering, the Sponsor purchased an aggregate of 2,575,000 Private Warrants at a purchase price of $1.00 per Private Warrant from the Company in a private placement, for an aggregate purchase price of $2,575,000. As a result of the underwriters’ election to exercise their over-allotment option in full on December 18, 2019, the Sponsor purchased an additional 236,250 Private Warrants at a purchase price of $1.00 per Private Warrant, for an aggregate purchase price of $236,250. The proceeds from the sale of the Private Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. Each Private Warrant is exercisable for one Class A ordinary share at a price of $11.50 per share, subject to adjustment (see Note 7). If the Company does not complete a Business Combination within the Combination Period, the proceeds from the sale of the Private Warrants held in the Trust Account will be used to fund the redemption of the Public Shares (subject to the requirements of applicable law) and the Private Warrants will expire worthless.